Prospectus Supplement                                              215730 06/04
dated June 18, 2004 to:
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PUTNAM SMALL CAP GROWTH FUND
Prospectuses dated October 30, 2003

Effective June 7, 2004, the third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader           Since   Experience
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Richard B. Weed            2004    2000 - Present        Putnam Management
                                   Prior to Dec. 2000    State Street Global
                                                         Advisors
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Portfolio members          Since   Experience
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Roland W. Gillis           1997    1995 - Present        Putnam Management
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Daniel L. Miller           2002    1983 - Present        Putnam Management
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Anthony E. Sutton          2004    2001 - Present        Putnam Management
                                   Prior to July 2001    McDonald-Sutton Asset
                                                         Management LLC
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